Subsequent Events (Details Narrative) (Subsequent Event)	1 Months Ended
Jan. 31, 2013
Subsequent Event
Warrants, granted	100,000
Warrants, exercise price	2.25
Warrants, vesting terms	The warrants are subject to conditional vesting schedule in one-fourth (quarterly) increments, subject to the Company's sole discretion.
Warrants, expiration period	Jan. 01, 2018